Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 91-1857900-003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 749,121
EBP, Asset Held for Investment	125,224,600
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	124,475,479
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	115,378,465
Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 368,595
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Fund [Member]
EBP, Investment, Number of Shares | shares	90,085
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,457,336
Investment, Identifier [Axis]: American Funds New Perspective Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds New Perspective Fund [Member]
EBP, Investment, Number of Shares | shares	14,880
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,051,601
Investment, Identifier [Axis]: Fidelity 500 Findex Institutional Prem
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Findex Institutional Prem [Member]
EBP, Investment, Number of Shares | shares	93,323
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,184,763
Investment, Identifier [Axis]: Fidelity Advisor Total Bond Fund Class Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Advisor Total Bond Fund Class Z [Member]
EBP, Investment, Number of Shares | shares	806,944
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,795,078
Investment, Identifier [Axis]: Fidelity Inflation-Protected Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Inflation-Protected Bond Index Fund [Member]
EBP, Investment, Number of Shares | shares	171,603
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,565,024
Investment, Identifier [Axis]: Galliard Stable Value C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	56,346
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,570,103
Investment, Identifier [Axis]: Heritage Financial Corporation common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Heritage Financial Corporation common stock [Member]
EBP, Investment, Number of Shares | shares	233,696
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,526,911
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Large Cap Growth Fund Class R6 [Member]
EBP, Investment, Number of Shares | shares	167,021
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,437,279
Investment, Identifier [Axis]: PIMCO RAE US Small Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO RAE US Small Fund Institutional Class [Member]
EBP, Investment, Number of Shares | shares	358,283
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,166,831
Investment, Identifier [Axis]: Schwab Money Market Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Money Market Account [Member]
EBP, Investment, Number of Shares | shares	221,640
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 221,640
Investment, Identifier [Axis]: T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund I Class [Member]
EBP, Investment, Number of Shares | shares	106,151
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,796,975
Investment, Identifier [Axis]: VGalliard Stable Value C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Stable Value C [Member]
Investment, Identifier [Axis]: Vanguard Emerging Markets Stock Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Emerging Markets Stock Index Fund Admiral Shares [Member]
EBP, Investment, Number of Shares | shares	69,780
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,112,874
Investment, Identifier [Axis]: Vanguard Equity-Income Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Equity-Income Fund Admiral Shares [Member]
EBP, Investment, Number of Shares | shares	85,060
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,902,899
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Extended Market Index Fund Institutional Shares [Member]
EBP, Investment, Number of Shares | shares	47,301
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,502,414
Investment, Identifier [Axis]: Vanguard Real Estate Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Real Estate Index Fund Admiral Shares [Member]
EBP, Investment, Number of Shares | shares	20,294
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,544,670
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Fund [Member]
EBP, Investment, Number of Shares | shares	27,895
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 765,708
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Fund [Member]
EBP, Investment, Number of Shares | shares	97,328
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,941,701
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Fund [Member]
EBP, Investment, Number of Shares | shares	62,689
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,653,634
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Fund [Member]
EBP, Investment, Number of Shares | shares	133,298
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,649,708
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Fund [Member]
EBP, Investment, Number of Shares | shares	46,555
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,325,414
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Fund [Member]
EBP, Investment, Number of Shares | shares	83,790
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,910,867
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Fund [Member]
EBP, Investment, Number of Shares | shares	53,547
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,174,288
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Fund [Member]
EBP, Investment, Number of Shares | shares	20,412
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,350,461
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Fund [Member]
EBP, Investment, Number of Shares | shares	14,226
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 867,520
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Fund [Member]
EBP, Investment, Number of Shares | shares	19,749
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 790,551
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Fund [Member]
EBP, Investment, Number of Shares | shares	3,995
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 127,136
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Fund [Member]
EBP, Investment, Number of Shares | shares	6,220
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 86,276
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Market Index Fund Institutional Shares [Member]
EBP, Investment, Number of Shares | shares	696,374
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,803,576
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Stock Index Fund Admiral Shares [Member]
EBP, Investment, Number of Shares | shares	133,577
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,413,881
Investment, Identifier [Axis]: Vanguard Treasury Money Market Investor
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Treasury Money Market Investor [Member]
EBP, Investment, Number of Shares | shares	146,955
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 146,955
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Apr. 24, 2048